SHARE CAPITAL	9 Months Ended
May 31, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

7. SHARE CAPITAL

(a) Authorized

Unlimited common shares without par value.

(b) Issued and outstanding

On November 20, 2018 the Company completed a consolidation of its common shares on the basis of one new share for ten old shares (1:10).  The purpose of the consolidation was to increase the Company's common share price to be in compliance with the NYSE American's low selling price requirement.  All share numbers in these financial statements are presented on a post consolidation basis.

At May 31, 2020, the Company had 62,347,102 shares outstanding.

Fiscal 2020

On December 19, 2019 the Company closed a non-brokered private placement (the "Private Placement") where it issued 3,225,807 common shares at a price of US$1.24 each for gross proceeds of $4.0 million.  A 6% finders fee in the amount of $54 was paid on a portion of the Private Placement.

During fiscal 2020 the Company issued 28,040 shares upon the exercise of 28,040 warrants.

On January 2, 2020, the Company issued 517,468 shares in settlement of $687.16 of bi-annual interest payable on $19.99 million outstanding on the Convertible Notes.

Fiscal 2019

On August 21, 2019, the Company closed a bought deal financing of 8,326,957 common shares at a price of US$1.25 per share for gross proceeds of $10.4 million.  Also, on August 21, 2019 the Company completed the sale of 7,575,758 common shares to existing shareholder Liberty Metals & Mining Holdings, LLC ("LMM"), a subsidiary of Liberty Mutual Insurance, and 6,940,000 common shares to Deepkloof Limited ("Deepkloof"), a subsidiary of existing shareholder Hosken Consolidated Investments Limited ("HCI"), both at price of US$1.32 per share for gross proceeds of $10.0 million and $9.1 million respectively.  Total fees of $1,769 were paid on the August 21, 2019 transactions including a 6% finders fee of $624.

On June 28, 2019 the Company closed a non-brokered private placement with Deepkloof for gross proceeds of $1.3 million.  The Company issued an aggregate of 1,111,111 common shares to Deepkloof at a price of US$1.17 per common share.  On a non-diluted basis and after giving effect to the private placement, HCI's ownership in the Company (through subsidiary Deepkloof) was increased from 20.05% to 22.60% of the Company's then issued and outstanding common shares. The Company did not pay any finder's fees in connection with the private placement.

On February 4, 2019, the Company completed a non-brokered private placement of 3,124,059 shares at a price of US$1.33 per share for gross proceeds of $4.16 million.  A 6% finders fee of $72 was paid on a portion of the private placement, with total issuance costs (including the finders fee) totalling $107.

During fiscal 2019, the Company issued 1,048,770 shares upon the exercise of 1,048,770 warrants.

On January 2, 2019 the Company issued 545,721 shares in settlement of $687.16 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

(c) Incentive stock options

The Company has entered into Incentive Stock Option Agreements under the terms of its share compensation plan with directors, officers, consultants and employees. Under the terms of the Agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant.  Stock options of the Company are subject to vesting provisions.  All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company's outstanding stock options:

	Number of Shares	Average Exercise Price CAD$
Options outstanding at August 31, 2018	308,550	45.20
Forfeited/Cancelled	(308,550)	45.20
Granted	1,554,000	2.61
Options outstanding at August 31, 2019	1,554,000	2.61
Granted	1,628,500	1.81
Options outstanding at May 31, 2020	3,182,500	2.20

During the nine-month period ended May 31, 2020 the Company granted 1,628,500 stock options exercisable at a price of CAD$1.81 per share.  These stock options will vest in three equal annual tranches, with the first tranche of one third vesting on December 3, 2020, being the day after the first anniversary of the grant.  The Company recorded $383 ($350 expensed and $33 capitalized to mineral properties) of compensation expense related to these options during the period ended May 31, 2020.

During the year ended August 31, 2019 the Company granted 1,554,000 stock options exercisable at a price of CAD$2.61 per share.  These stock options will vest in three equal annual tranches, with the first tranche of one third vesting on April 10, 2020, being the day after the first anniversary of the grant.  The Company recorded $495 ($431 expensed and $64 capitalized to mineral properties) of compensation expense during the period ended May 31, 2020 (May 31, 2019 -$Nil).

Stock options outstanding at May 31, 2020	Stock options exercisable at May 31, 2020	Average Exercise Price CAD$	Average Remaining Contractual Life (Years)
3,182,500	Nil	2.20	4.19

(d) Deferred Share Units

The Company has a DSU plan for non-executive directors.  Each DSU has the same value as one of the Company's common share.  DSUs must be retained until the director leaves the Board of Directors, at which time the DSUs are to be paid.

The DSU liability at May 31, 2020 is $339.  During the nine-month period ended May 31, 2020 an expense of $323 was recorded in relation to the outstanding DSUs (May 31, 2019 - $17), with $137 recorded as share-based compensation and $186 recorded as director fees.

On January 27, 2020, 240,000 DSUs were granted to directors.  These DSUs vest in three equal tranches on the first, second and third anniversaries of the original grant date.

During the nine-month period, 33,928 unvested DSUs were cancelled and the related expenses were reversed.

As of May 31, 2020, 454,244 DSUs have been issued with 136,323 fully vested.

(e) Restricted Share Units

The Company has an RSU plan for certain employees of the Company.  Each RSU has the same value as one Company common share.  RSU's vest over a three year period.

The RSU liability at May 31, 2020 was $265.  During the nine-month period ended May 31, 2020 an expense of $266 was recorded ($226 expensed and $40 capitalized) in relation to the outstanding RSUs, (May 31, 2019 $36, $30 expensed, $6 capitalized).  At May 31, 2020, 468,370 RSU's had been awarded and 74,481 RSUs had vested but had not yet been settled by way of share issuances.